Long-Term Investments, Net (Tables)	12 Months Ended
May 31, 2022
Schedule of Investments [Abstract]
Long-Term Investments
Long-term investments, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Equity securities with readily determinable fair value:
Sunlands Online Education Group (“Sunlands”) (a)	15,939	5,472
Other investments	8,479	2,089

Subtotal	24,418	7,561
Equity securities without readily determinable fair value:
Tibet Tianli Education and Technology Co., Ltd (“Tibet Tianli”) (b)	27,327	16,217
EEO Education Technology Co., Ltd. (“EEO”) (c)	9,312	9,312
Other investments (d)	50,541	27,776

Subtotal	87,180	53,305
Equity method investments:
New Oriental Education and Culture Industry Fund (Zhangjiagang) Partnership (Limited Partnership) (“Education Industry Fund”) (e)	86,512	74,530
VM EDU Fund I, L.P.(f)	77,727	67,324
Other investments (g)	37,597	62,196

Subtotal	201,836	204,050
Available-for-sale investments:
Shanghai Golden Education & Training Co., Ltd. (“Golden Finance”) (h)	83,188	82,972
Happy_seed (Cayman) Ltd. (“Happy Seed”) (i)	19,050	20,515
Tianjin Uhozz Internet Technology Co., Ltd (“Uhozz”) (j)	16,900	17,510
Other available-for-sale investments (k)	105,177	52,006
Subtotal	224,315	173,003

	537,749	437,919

(a)
In January 2016, the Group invested US$12,310 in Sunlands, a company engaged in online education specific to vocational qualification training, and obtained the convertible bonds. In July 2016, the Group converted all of the convertible bonds into redeemable preferred shares of Sunlands for a 4.9% equity interests. Additionally, the Group also invested an additional US$12,205 redeemable preferred shares for another 4.9% equity interests in Sunlands during July 2016. Subsequent to the additional investment, the Group holds 9.8% equity interest in Sunlands.

On March 23, 2018, Sunlands was listed in the New York Stock Exchange Market and the Group invested an additional US$10,000 and held 8% in aggregate equity interests in Sunlands.
For the years ended May 31, 2020, 2021 and 2022, the stock price of Sunlands declined, and losses of US$16,362, US$5,501 and US$10,467 were recorded in loss from fair value change of long-term investments on the Group’s consolidated statements of operations, respectively.
(b)
In December 2018, the Group invested 5% equity interests in Tibet Tianli, a company engaged in developing educational products. In April 2020 and December 2020, the Group further subscribed 5% and 11% equity interests, respectively. The Group accounted for the investment as equity securities without readily determinable fair value as Tibet Tianli is a private company without readily determinable fair value. As of May 31, 2022 the Group holds 18.31% of the total equity interests in Tibet Tianli. The Group recorded nil, nil and US$10,137 impairment loss for
the years ended May 31, 2020, 2021 and 2022, respectively.

(c)
In April 2017, the Group acquired 10% equity interests in EEO, a company engaged in the business of developing on-line
classroom product. The Group accounted for the investment as equity securities without readily determinable fair value as EEO is a private company without readily determinable fair value
. For the years ended May 31, 2020, 2021 and 2022, no impairment loss was recorded from this investment.

(d)
The Group holds several insignificant investments in third-party private companies and has no ability to exercise significant influence over the investees. Those investments were accounted using the measurement alternative when there is no readily determinable fair value for the investments. The Group recorded US$ 9,096, US$12,532 and US$24,354 impairment loss on these investments
f
or
 the years ended May 31, 2020, 2021 and 2022, respectively.

(e)
In July 2018, Education Industry Fund was established with the total committed capital of US$224,000. There are two general partners in the fund, which include an entity invested by Mr. Yu and an unrelated third party. The Group participates in Education Industry Fund as a limited partner and invested US$74,530 in Education Industry Fund as of May 31, 2022. The Group accounts for the investment under the equity method in accordance with ASC 323, Equity Method of Accounting (“ASC 323”) because the Group is a limited partner and owns 36.3% interest in Education Industry Fund.

(f)
In June 2019, VM EDU Fund I, LP, a market-driven investment entity, was established with a total committed capital of US$100,000. The Group participates in VM EDU Fund I, LP as a limited partner and invested US$67,324 in VM EDU Fund I, LP as of May 31, 2022. The Group accounts for the investment under the equity method in accordance with ASC 323 because the Group is a limited partner and owns 49.69% interest in VM EDU Fund I, LP.

(g)
The Group holds from 6.86% to 50.0% equity interests in other 14 third-party companies through investments in their common shares or in-substance
common shares. The Group accounts for these investments under the equity method because the Group has the ability to exercise significant influence but does not have control over the investees. For the years ended May 31, 2020, 2021 and 2022, the Group recorded impairment loss of nil, nil and US$ 48,417, respectively.

(h)
In April 2015, the Group invested 9.75% equity interests in Golden Finance, a company engaged in training program business associated with finance and business management. In November 2015, the Group further subscribed 9.75% equity interests.
For
the year ended May 31, 2019, the Group disposed of 7.2% equity interests in Golden Finance for
a

total consideration of US$33,156. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(i)
In August 2019, the Group invested 6.42% equity interests in Happy Seed, a company engaged in cultivating logical thinking skill. In September 2020, the Group further subscribed additional 1.57% equity interests. The Group accounts for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured at fair value.

(j)
In May 2015, the Group invested in Uhozz, a company providing oversea rental agency services, for a 10% equity interests with redemption and liquidation preferences. In March 2018, the Group further subscribed to 15.18% series B preferred shares. The Group accounted for the investment as available-for-sale
investments since the investee’s preferred shares held are redeemable and determined to be debt securities and measured them at fair value.

(k)
Other
available-for-sale
investments represent several insignificant individual investments classified as available-for-sale
investments as of May 31, 2020, 2021 and 2022. Realized gains of US$407, US$3,535 and US$18,068 were recorded in realized gain from long-term investments for the years ended May 31, 2020, 2021 and 2022, respectively. The Group recorded US$22,654, US$27,675 and US$46,442 impairment loss on these investments for
the years ended May 31, 2020, 2021 and 2022, respectively.